SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Sep. 30, 2025 HKD ($)
Leases
Right-of-use assets, net	$ 1,022,433	$ 8,015,874	$ 3,690,451
Current lease liabilities	450,966	3,535,572	3,423,397
Non-current lease liabilities	618,457	4,848,705	555,297
Total lease liabilities	$ 1,069,423	$ 8,384,277	$ 3,978,694